UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2015

Date of reporting period:  January 31, 2015

Item 1. Schedule of Investments.

Nuance Concentrated Value Fund
Schedule of Investments January 31, 2015 (Unaudited)
	Shares	Value
COMMON STOCKS - 90.4%
Consumer Staples - 3.9%
Kellogg Co.	85,763	$5,624,338
Sysco Corp.	435,225	17,047,763
		22,672,101
Energy # - 26.0%
Cameron International Corp. *	620,785	27,798,752
Frank's International N.V.	4,131,853	67,638,434
Imperial Oil Ltd.	301,758	11,198,240
Schlumberger Ltd.	528,311	43,527,543
		150,162,969
Financials - 20.2%
BOK Financial Corp.	911,576	49,325,377
Commerce Bancshares, Inc.	655,208	26,208,320
Northern Trust Corp.	277,526	18,144,650
ProAssurance Corp.	526,490	23,360,361
		117,038,708
Healthcare - 3.5%
Patterson Companies, Inc.	400,194	20,045,717
Industrials - 13.3%
American Science and Engineering, Inc.	362,728	16,830,579
Clean Harbors, Inc. *	207,310	9,809,909
United Parcel Service, Inc. - Class B	174,271	17,224,946
Xylem, Inc.	967,540	32,993,114
		76,858,548
Information Technology - 5.6%
Cabot Microelectronics Corp. *	194,385	9,604,563
MKS Instruments, Inc.	646,890	22,647,619
		32,252,182
Materials - 10.5%
Avery Dennison Corp.	166,850	8,721,249
Compass Minerals International, Inc.	65,906	5,760,184
H.B. Fuller Co.	921,572	37,922,688
Praxair, Inc.	71,832	8,662,221
		61,066,342
Utilities - 7.4%
National Fuel Gas Co.	676,041	42,881,281
Total Common Stocks
(Cost $550,365,539)		522,977,848

SHORT-TERM INVESTMENT - 13.1%
Fidelity Institutional Government Portfolio, 0.01% ^
(Cost $75,734,107)	75,734,107	75,734,107

Total Investments - 103.5%
(Cost $626,099,646)		598,711,955
Other Assets and Liabilities, Net - (3.5)%		(20,208,809)
Total Net Assets - 100.0%		$578,503,146

#
As of January 31, 2015, the Fund had a significant portion of its assets invested in this sector.  The energy sector may be more greatly impacted by commodity price volatility, supply and demand, reserve and depletion, energy regulation, environmental factors, terrorism, and natural disasters.

*	Non-income producing security.
^	Variable rate security- The rate shown is the rate in effect as of January 31, 2015.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$522,977,848	$-	$-	$522,977,848
Short-Term Investment	75,734,107	-	-	75,734,107
Total Investments	$598,711,955	$-	$-	$598,711,955

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2015, the Fund recognized no transfers to/from all Levels. The Fund did not invest in any Level 3 investments during the period.

Nuance Mid Cap Value Fund
Schedule of Investments January 31, 2015 (Unaudited)
	Shares	Value
COMMON STOCKS - 90.3%
Consumer Staples - 3.9%
JM Smucker Co.	1,233	$127,184
Kellogg Co.	3,382	221,792
Sysco Corp.	14,854	581,831
		930,807
Energy - 13.5%
Cameron International Corp. *	25,643	1,148,293
Frank's International N.V.	100,332	1,642,435
Helmerich & Payne, Inc.	2,105	125,374
Imperial Oil Ltd.	8,642	320,705
		3,236,807
Financials # - 26.8%
Bank of Hawaii Corp.	4,206	237,471
BOK Financial Corp.	26,109	1,412,758
Chubb Corp.	2,312	226,345
CNA Financial Corp.	12,381	482,364
Commerce Bancshares, Inc.	23,937	957,480
Corrections Corporation of America - REIT	3,102	121,970
Cullen/Frost Bankers, Inc.	5,401	336,482
Franklin Resources, Inc.	4,491	231,421
HCC Insurance Holdings, Inc.	4,324	230,642
Kansas City Life Insurance Co.	2,508	114,039
LPL Financial Holdings, Inc.	8,408	345,989
M&T Bank Corp.	968	109,539
Northern Trust Corp.	9,044	591,297
ProAssurance Corp.	18,223	808,554
Rayonier, Inc. - REIT	4,091	120,071
TowneBank	7,629	110,697
		6,437,119
Healthcare - 4.4%
Becton, Dickinson & Co.	829	114,468
Patterson Companies, Inc.	13,891	695,800
Smith & Nephew - ADR	3,536	126,589
Waters Corp. *	1,021	121,550
		1,058,407
Industrials - 19.0%
American Science and Engineering, Inc.	22,556	1,046,598
Clean Harbors, Inc. *	7,021	332,234
Deere & Co.	1,446	123,185
Dover Corp.	5,009	350,830
Flowserve Corp.	2,113	115,137
Fluor Corp.	4,190	224,542
ITT Corp.	9,915	355,056
Lindsay Corp.	1,399	120,902
MSA Safety, Inc.	5,300	231,398
Rockwell Collins, Inc.	1,358	116,272
Simpson Manufacturing Co.	7,184	234,486
Woodward, Inc.	5,178	230,991
Xylem, Inc.	31,201	1,063,954
		4,545,585
Information Technology - 5.5%
Altera Corp.	3,358	110,562
Cabot Microelectronics Corp. *	7,512	371,168
MKS Instruments, Inc.	20,695	724,532
Xilinx, Inc.	3,073	118,541
		1,324,803
Materials - 11.3%
AptarGroup, Inc.	5,800	366,038
Avery Dennison Corp.	6,588	344,355
Compass Minerals International, Inc.	2,587	226,104
H.B. Fuller Co.	31,815	1,309,187

Innophos Holdings, Inc.	1,927	114,733
Praxair, Inc.	2,925	352,726
		2,713,143
Utilities - 5.9%
AGL Resources, Inc.	2,096	118,173
National Fuel Gas Co.	20,416	1,294,986
		1,413,159
Total Common Stocks
(Cost $22,485,562)		21,659,830

SHORT-TERM INVESTMENT - 12.7%
Fidelity Institutional Government Portfolio, 0.01% ^
(Cost $3,042,799)	3,042,799	3,042,799

Total Investments - 103.0%
(Cost $25,528,361)		24,702,629
Other Assets and Liabilities, Net - (3.0)%		(721,019)
Total Net Assets - 100.0%		$23,981,610

As of January 31, 2015, the Fund had a significant portion of its assets invested in this sector.  The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer finance and spending.

#

*	Non-income producing security.
^	Variable rate security- The rate shown is the rate in effect as of January 31, 2015.
ADR-	American Depositary Receipt
REIT-	Real Estate Investment Trust

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$21,659,830	$-	$-	$21,659,830
Short-Term Investment	3,042,799	-	-	3,042,799
Total Investments	$24,702,629	$-	$-	$24,702,629

Transfers between levels are recognized at the end of the reporting period.  During the period ended January 31, 2015, the Fund recognized no transfers to/from all Levels.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows*:

	Nuance Concentrated Value Fund	Nuance Mid Cap Value Fund
Cost of investments	$626,099,646	$25,528,361

Gross unrealized appreciation	15,619,064	724,105
Gross unrealized depreciation	(43,006,755)	(1,549,837)
Net unrealized depreciation	$(27,387,691)	$(825,732)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  March 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  March 24, 2015

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  March 24, 2015